Expenses for shipping activities and other expenses from operating activities - Narrative (Details) - Vessels	Mar. 31, 2022 vessel	Mar. 24, 2022 T	Dec. 15, 2021 vessel	Jan. 01, 2019 vessel
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels under lease			4	4
Suezmax Bari
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T		159,186
Nautilus
Disclosure of detailed information about property, plant and equipment [line items]
Number of boras redelivered			1
VLLC Navarin, Neptun, and Nucleus
Disclosure of detailed information about property, plant and equipment [line items]
Number of boras redelivered	3